PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepaid expense and other assets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred channel costs	12,890	56,335	8,634
Prepaid taxes	2,069	3,433	526
Advances to suppliers	627	136	21
Prepaid expenses	369	28	4
Rental deposits	12	2,636	404
Others	562	2,051	314
	16,529	64,619	9,903